EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator for basic and diluted net earnings (loss) per share:
Net income	$ 20,257	$ 6,038	$ (21,590)
Weighted-average shares outstanding, net of treasury shares:
Denominator for basic net earnings (loss) per share	42,879,056	41,982,851	42,871,770
Effect of dilutive securities:
Employee share options and RSUs	1,819,482	1,380,055	0
Denominator for diluted net earnings (loss) per share	44,698,538	43,362,906	42,871,770
Basic net earnings (loss) per share	$ 0.47	$ 0.14	$ (0.5)
Diluted net earnings (loss) per share	$ 0.45	$ 0.14	$ (0.5)